Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
As at 1 January	¥ 4,452,044
Share of profit	839,425	¥ 1,200,141
As at 31 December	4,527,133	4,452,044
Associates [member]
Disclosure of associates [line items]
As at 1 January	4,239,795	3,498,097
Share of profit	839,425	1,200,141
Other comprehensive loss	(7,014)	(810)
Cash dividends distribution	(774,941)	(457,633)
As at 31 December	¥ 4,297,265	¥ 4,239,795